UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

Gotham Enhanced 500 ETF (GSPY)

Gotham 1000 Value ETF (GVLU)

Annual Report

September 30, 2023

of

Tidal ETF Trust

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Gotham ETFs

Gotham ETFs

1

Gotham Enhanced 500 ETF (“GSPY”)

•GSPY is an actively managed ETF that buys all 500 stocks in the S&P 500® Index but reweights them, buying more of the ones we think are cheaper and less of the ones we believe are more expensive. Gotham’s investment process puts an emphasis on companies with strong cash flow generation and operating fundamentals.

•GSPY currently1 trades at 19x Gotham’s proprietary free cash flow metric (vs. 23x for the S&P 500® Index) and earns higher returns on tangible capital than the benchmark.

•As of 9/30/23, the five largest positions in the strategy were MSFT, AAPL, GOOGL, AMZN and META. The strategy was overweight Communication Services, Energy, Information Technology, Industrials, and Health Care, and underweight the rest of the sectors.

•Over the trailing 12 months ending 9/30/23, GSPY returned 22.01% (NAV), whereas the S&P 500® Index returned 21.62% over the same time period.

•GSPY has over $345mm2 in assets and we are excited about the opportunity set for our first ETF.

•Top contributors and detractors (where applicable) by sector and stock positions are below:

Sector Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Information Technology	10.10%	27.22%
Communication Services	4.22%	11.16%
Largest Detractors
Utilities	-0.08%	1.11%
Real Estate	-0.04%	2.25%

Stock Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Microsoft Corp	2.43%	6.83%
Alphabet Inc	1.71%	4.25%
Largest Detractors
CVS Health Corp	-0.23%	0.76%
Pfizer Inc	-0.19%	1.11%

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The risks of investing in GSPY and GVLU are described in their prospectus.

1As of 11/15/2023. Companies for which there is not applicable data to calculate Gotham’s proprietary free cash flow yield, primarily financial companies, have been excluded.

2$345.4mm as of 11/15/2023

SHAREHOLDER LETTER

Gotham ETFs

2

Gotham 1000 Value ETF (“GVLU”)

•GVLU is an actively managed ETF consisting of 400-600 securities selected from a universe of the largest 1,400 U.S. securities, weighted towards those stocks priced at the largest discount to Gotham’s assessment of value. Gotham’s investment process puts an emphasis on companies with strong cash flow generation and operating fundamentals.

•GVLU has a position weighted Gotham proprietary free cash flow yield of 10.7% that is more than double the Russell 1000 Index with incrementally better operating fundamentals.

•Over the trailing 12 months ending 9/30/23, GVLU returned 21.37% (NAV), whereas the Russell 1000 Value Index returned 14.44% over the same time period.

•GVLU has over $135mm3 in assets and we are excited about the opportunity set for this “deep” value-oriented ETF.

•Top contributors and detractors (where applicable) by sector and stock positions are below:

Sector Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Industrials	4.50%	16.22%
Energy	3.74%	14.73%
Largest Detractors
Communication Services	-0.56%	4.91%

Stock Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Builders FirstSource Inc	0.42%	0.44%
Super Micro Computer Inc	0.34%	0.15%
Largest Detractors
Lumen Technologies	-0.65%	0.36%
Vermilion Energy Inc	-0.24%	0.27%

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The risks of investing in GSPY and GVLU are described in their prospectus.

3 $135.9mm as of 11/15/2023

SHAREHOLDER LETTER (Continued)

Gotham ETFs

3

SHAREHOLDER LETTER (Continued)

Important Information

The Gotham Enhanced 500 ETF (GSPY) compares its performance to the S&P 500® Index. The Gotham 1000 Value ETF (GVLU) compares its performance to the Russell 1000 Value Index. Returns for both indexes include the reinvestment of income. An index does not reflect operational and transactional costs which apply to an ETF. It is not possible to invest directly in an index.

The S&P 500® Index is a commonly followed equity index and is generally considered a barometer of the U.S. equity market. The Russell 1000 Index tracks the performance of the largest 1,000 US public companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower predicted and historical growth rates.

There is no guarantee that the either fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a fund’s expenses. The funds are newer and have a limited operating history. You can lose money on your investment in the fund(s). Diversification does not ensure profit or protect against loss in declining markets. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

“Gotham free cash flow yield” and “Gotham return on tangible capital estimates” are based on Gotham’s proprietary methodology. Gotham’s proprietary free cash flow yield and proprietary return on tangible capital metrics are used to compare companies in a consistently meaningful way. Gotham’s analyst team uses some discretion in calculating a company’s pre-tax cash flow, return on capital as well as enterprise value. This information is updated throughout the year to account for company performance. The metrics for any one company or portfolio can change daily to reflect either new information and/or changing stock price. The aggregate cash flow and return on capital metrics combine the metrics for the individual companies held by the fund or index. Gotham free cash flow yield and Gotham return on tangible capital are position-weighted averages that take each company’s Gotham free cash flow yield or Gotham return on tangible capital divided by its adjusted enterprise value. Gotham free cash flow yield and Gotham return on tangible capital do not represent income received by the fund, nor income received by shareholders in the fund.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of fund holdings.

4

Gotham Enhanced 500 ETF

PERFORMANCE DATA at September 30, 2023 (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
12/28/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
Gotham Enhanced 500 ETF - NAV
Gotham Enhanced 500 ETF - Market
S&P 500® Total Return

Average Total Returns for the Periods Ended September 30, 2023	1 Year	Since Inception (12/28/20) (Annualized)	Ending Value (9/30/2023)
Gotham Enhanced 500 ETF - NAV	22.01%	6.95%	$12,035
Gotham Enhanced 500 ETF - Market	21.82%	6.92%	12,024
S&P 500® Total Return Index	21.62%	6.79%	11,985

This chart illustrates the performance of a hypothetical $10,000 investment made on December 28, 2020 (commencement of operations) and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect for the NAV return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Gotham Enhanced 500 ETF (the “Fund”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 998-4779. The Fund’s gross expense ratio is 0.65% and net expense ratio is 0.50% as of the Fund’s prospectus dated January 28, 2023. The Fund’s investment adviser has agreed to waive a portion of its management fees for the Fund to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver to 0.50% until at least January 31, 2025.

Shares are bought and sold at market price, not net asset value (NAV), and are not individually redeemable from the fund. NAV represents the value of each share’s portion of the Fund’s underlying assets and cash at the end of the trading day. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

5

Gotham 1000 Value ETF

5

PERFORMANCE DATA at September 30, 2023 (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
6/7/2022
7/31/2022
9/30/2022
11/30/2022
1/31/2023
3/31/2023
5/31/2023
7/31/2023
9/30/2023
Gotham 1000 Value ETF - NAV
Gotham 1000 Value ETF - Market
Russell 1000 Total Return
Russell 1000 Value Total Return

Average Total Returns for the Periods Ended September 30, 2023	1 Year	Since Inception (6/7/22)	Ending Value (9/30/2023)
Gotham 1000 Value ETF - NAV	21.37%	0.95%	$10,125
Gotham 1000 Value ETF - Market	21.33%	0.94%	10,124
Russell 1000 Total Return Index	21.19%	3.77%	10,498
Russell 1000 Value Total Return Index	14.44%	-1.67%	9,781

This chart illustrates the performance of a hypothetical $10,000 investment made on June 7, 2022 (commencement of operations) and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect for the NAV return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Gotham 1000 Value ETF (the “Fund”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 998-4779. The Fund’s gross expense ratio is 0.65% and net expense ratio is 0.50% as of the Fund’s prospectus dated January 28, 2023. The Fund’s investment adviser has agreed to waive a portion of its management fees for the Fund to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver to 0.50% until at least January 31, 2025.

Shares are bought and sold at market price, not net asset value (NAV), and are not individually redeemable from the fund. NAV represents the value of each share’s portion of the Fund’s underlying assets and cash at the end of the trading day. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed.

Gotham Enhanced 500 ETF

6

The accompanying notes are an integral part of these financial statements.

Sector:	% of Net Assets
Technology	25.8%
Consumer, Non-cyclical	20.7
Communications	18.6
Financial	11.1
Consumer, Cyclical	9.3
Industrial	8.2
Energy	4.2
Basic Materials	1.1
Utilities	0.8
Cash & Cash Equivalents(1)	0.2
Total	100.0%

(1)Represents cash, short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

PORTFOLIO ALLOCATIONS at September 30, 2023 (Unaudited)

Gotham 1000 Value ETF

7

The accompanying notes are an integral part of these financial statements.

Sector:	% of Net Assets
Consumer, Non-cyclical	20.6%
Industrial	19.3
Consumer, Cyclical	18.9
Energy	13.5
Financial	9.1
Communications	6.0
Technology	5.7
Basic Materials	5.6
Utilities	1.1
Cash & Cash Equivalents(1)	0.2
Total	100.0%

(1)Represents cash, short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

PORTFOLIO ALLOCATIONS at September 30, 2023 (Unaudited)

Gotham Enhanced 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8%
Advertising — 0.2%
Omnicom Group, Inc.	3,758	$279,896
The Interpublic Group of Company, Inc. (1)	7,280	208,645
		488,541
Aerospace & Defense — 1.7%
General Dynamics Corp.	5,227	1,155,010
Howmet Aerospace, Inc.	1,098	50,782
L3Harris Technologies, Inc.	521	90,717
Lockheed Martin Corp.	4,805	1,965,053
Northrop Grumman Corp.	1,160	510,620
RTX Corp.	3,847	276,869
The Boeing Co. (2)	1,529	293,079
TransDigm Group, Inc. (1)(2)	741	624,759
		4,966,889
Agriculture — 1.9%
Altria Group, Inc.	40,700	1,711,435
Archer-Daniels-Midland Co.	11,049	833,315
Bunge Ltd.	2,559	277,012
Philip Morris International, Inc.	29,798	2,758,699
		5,580,461
Airlines — 0.2%
Alaska Air Group, Inc. (2)	311	11,532
American Airlines Group, Inc. (2)	13,535	173,383
Delta Air Lines, Inc.	12,255	453,435
Southwest Airlines Co.	1,588	42,987
United Airlines Holdings, Inc. (2)	768	32,487
		713,824
Apparel — 0.3%
Nike, Inc. - Class A	4,070	389,173
Ralph Lauren Corp. - Class A	1,261	146,390
Tapestry, Inc. (1)(2)	4,605	132,394
VF Corp.	8,064	142,491
		810,448
Auto Manufacturers — 2.1%
Cummins, Inc.	350	79,961
Ford Motor Co.	76,575	951,061
General Motors Co.	31,511	1,038,918
PACCAR, Inc.	10,306	876,216
Tesla, Inc. (2)	13,271	3,320,670
		6,266,826
Auto Parts & Equipment — 0.1%
Aptiv PLC (2)	713	70,295
BorgWarner, Inc.	4,469	180,413
		250,708

	Shares	Value
Common Stocks — 99.8% (Continued)
Banks — 2.9%
Bank of America Corp.	60,519	$1,657,010
Citigroup, Inc.	6,060	249,248
Citizens Financial Group, Inc.	3,660	98,088
Comerica, Inc.	999	41,509
Fifth Third Bancorp	5,152	130,500
Huntington Bancshares, Inc.	3,883	40,383
JPMorgan Chase & Co.	22,300	3,233,946
KeyCorp	7,088	76,267
M&T Bank Corp.	1,241	156,925
Morgan Stanley	5,271	430,483
Northern Trust Corp.	1,575	109,431
Regions Financial Corp.	2,694	46,337
State Street Corp.	1,089	72,919
The Bank of New York Mellon Corp.	3,554	151,578
The Goldman Sachs Group, Inc.	1,093	353,662
The PNC Financial Services Group, Inc.	3,026	371,502
Truist Financial Corp.	10,081	288,417
U.S. Bancorp	11,620	384,157
Wells Fargo & Co.	11,767	480,800
Zions Bancorp N.A. (1)	1,207	42,112
		8,415,274
Beverages — 2.3%
Brown-Forman Corp. - Class A	1,272	73,382
Constellation Brands, Inc. - Class 1	452	113,601
Keurig Dr Pepper, Inc.	26,748	844,434
Molson Coors Brewing Co. - Class B (1)	4,123	262,182
Monster Beverage Corp. (2)	2,755	145,877
PepsiCo, Inc.	10,134	1,717,105
The Coca-Cola Co.	62,256	3,485,091
		6,641,672
Biotechnology — 1.3%
Amgen, Inc.	2,716	729,952
Biogen, Inc. (2)	388	99,720
Bio-Rad Laboratories, Inc. - Class A (2)	73	26,167
Corteva, Inc.	1,752	89,632
Gilead Sciences, Inc.	26,244	1,966,726
Illumina, Inc. (2)	1,187	162,951
Incyte Corp. (2)	1,679	96,996

SCHEDULE OF INVESTMENTS at September 30, 2023

Gotham Enhanced 500 ETF

9

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Biotechnology — 1.3% (Continued)
Moderna, Inc. (2)	1,025	$105,872
Regeneron Pharmaceuticals, Inc. (2)	316	260,055
Vertex Pharmaceuticals, Inc. (2)	670	232,986
		3,771,057
Building Materials — 0.6%
Carrier Global Corp. (1)	11,809	651,857
Johnson Controls International PLC	13,026	693,113
Martin Marietta Materials, Inc.	139	57,057
Masco Corp.	4,308	230,263
Mohawk Industries, Inc. (2)	178	15,274
Trane Technologies PLC	596	120,934
Vulcan Materials Co.	284	57,374
		1,825,872
Chemicals — 0.6%
Air Products and Chemicals, Inc.	592	167,773
Albemarle Corp.	294	49,992
Celanese Corp.	268	33,639
CF Industries Holdings, Inc.	3,783	324,354
Dow, Inc.	1,882	97,036
DuPont de Nemours, Inc.	1,242	92,641
Eastman Chemical Co.	317	24,320
Ecolab, Inc.	747	126,542
FMC Corp.	326	21,832
International Flavors & Fragrances, Inc.	681	46,424
Linde PLC	1,288	479,587
LyondellBasell Industries NV	868	82,200
PPG Industries, Inc.	626	81,255
The Mosaic Co.	962	34,247
The Sherwin-Williams Co.	671	171,138
		1,832,980
Commercial Services — 0.8%
Automatic Data Processing, Inc.	1,728	415,722
Cintas Corp.	230	110,632
CoStar Group, Inc. (2)	1,055	81,119
Equifax, Inc.	302	55,320
FleetCor Technologies, Inc. (2)	555	141,714
Gartner, Inc. (2)	211	72,502
Global Payments, Inc.	748	86,312
MarketAxess Holdings, Inc.	93	19,868
Moody’s Corp.	572	180,849
PayPal Holdings, Inc. (2)	9,396	549,290
Quanta Services, Inc.	325	60,798
Robert Half, Inc.	311	22,790

	Shares	Value
Common Stocks — 99.8% (Continued)
Commercial Services — 0.8% (Continued)
Rollins, Inc.	1,304	$48,678
S&P Global, Inc.	909	332,158
United Rentals, Inc.	154	68,464
Verisk Analytics, Inc.	337	79,613
		2,325,829
Computers — 8.3%
Accenture PLC - Class A	4,795	1,472,593
Apple, Inc.	119,873	20,523,456
Cognizant Technology Solutions Corp.	3,822	258,902
DXC Technology Co. (1)(2)	564	11,748
EPAM Systems, Inc. (2)	437	111,737
Fortinet, Inc. (2)	1,841	108,030
Hewlett Packard Enterprise Co.	28,796	500,187
HP, Inc.	22,456	577,119
International Business Machines Corp.	2,441	342,472
Leidos Holdings, Inc.	356	32,809
NetApp, Inc.	4,030	305,796
Seagate Technology Holdings PLC (1)	555	36,602
Western Digital Corp. (2)	824	37,599
		24,319,050
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	15,798	1,123,396
Kenvue, Inc.	36,671	736,354
The Estee Lauder Companies, Inc.	925	133,709
The Procter & Gamble Co.	16,704	2,436,445
		4,429,904
Distribution & Wholesale — 0.4%
Copart, Inc. (1)(2)	2,156	92,902
Fastenal Co.	1,523	83,217
LKQ Corp.	5,099	252,451
Pool Corp.	105	37,391
W.W. Grainger, Inc.	993	686,997
		1,152,958
Diversified Financial Services — 3.7%
American Express Co.	2,018	301,065
Ameriprise Financial, Inc.	772	254,513
BlackRock, Inc.	1,317	851,427
Capital One Financial Corp. (1)	1,212	117,625
Cboe Global Markets, Inc.	779	121,688
CME Group, Inc. - Class A	2,707	541,995
Discover Financial Services	732	63,413
Franklin Resources, Inc.	11,213	275,615

Gotham Enhanced 500 ETF

10

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Diversified Financial Services — 3.7% (Continued)
Intercontinental Exchange, Inc.	4,291	$472,096
Invesco Ltd.	3,477	50,486
Mastercard, Inc. - Class A	7,216	2,856,887
Nasdaq, Inc.	11,123	540,467
Raymond James Financial, Inc.	613	61,564
Synchrony Financial (1)	1,318	40,291
T. Rowe Price Group, Inc.	1,829	191,807
The Charles Schwab Corp.	9,833	539,832
Visa, Inc. - Class A (1)	15,715	3,614,607
		10,895,378
Electric — 0.8%
Alliant Energy Corp.	664	32,171
Ameren Corp.	716	53,578
American Electric Power Co., Inc.	1,357	102,074
CenterPoint Energy, Inc.	1,701	45,672
CMS Energy Corp.	761	40,417
Consolidated Edison, Inc.	891	76,207
Constellation Energy Corp.	841	91,736
Dominion Energy, Inc.	2,201	98,319
DTE Energy Co.	544	54,008
Duke Energy Corp.	2,069	182,610
Edison International	1,027	64,999
Entergy Corp.	554	51,245
Evergy, Inc.	611	30,978
Eversource Energy	898	52,219
Exelon Corp.	2,627	99,274
FirstEnergy Corp.	1,534	52,432
NextEra Energy, Inc.	5,289	303,007
NRG Energy, Inc.	699	26,925
PG&E Corp. (2)	15,745	253,967
Pinnacle West Capital Corp.	278	20,483
PPL Corp.	1,922	45,282
Public Service Enterprise Group, Inc.	1,295	73,698
Sempra Energy	1,669	113,542
The AES Corp.	1,778	27,026
The Southern Co.	2,856	184,840
WEC Energy Group, Inc.	823	66,293
Xcel Energy, Inc.	1,438	82,282
		2,325,284
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	2,522	372,651
Emerson Electric Co.	10,997	1,061,980
Generac Holdings, Inc. (1)(2)	156	16,998
		1,451,629

	Shares	Value
Common Stocks — 99.8% (Continued)
Electronics — 0.8%
Agilent Technologies, Inc.	782	$87,443
Allegion plc	1,681	175,160
Amphenol Corp.	1,715	144,043
Fortive Corp.	2,670	198,007
Garmin Ltd.	3,650	383,980
Honeywell International, Inc.	1,770	326,990
Keysight Technologies, Inc. (2)	694	91,823
Mettler-Toledo International, Inc. (2)	55	60,944
TE Connectivity Ltd.	6,022	743,898
Trimble, Inc. (2)	674	36,302
		2,248,590
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (2)	290	34,843
First Solar, Inc. (2)	262	42,337
SolarEdge Technologies, Inc. (1)(2)	426	55,171
		132,351
Engineering & Construction — 0.0% (4)
Jacobs Solutions, Inc.	313	42,725

Entertainment — 0.1%
Caesars Entertainment, Inc. (2)	4,778	221,460
Live Nation Entertainment, Inc. (1)(2)	614	50,987
		272,447
Environmental Control — 0.4%
Pentair PLC	3,143	203,509
Republic Services, Inc.	6,059	863,468
Waste Management, Inc.	1,073	163,568
		1,230,545
Food — 2.0%
Campbell Soup Co.	6,756	277,537
Conagra Brands, Inc.	9,133	250,427
General Mills, Inc.	11,095	709,969
Hormel Foods Corp. (1)	1,437	54,649
Kellogg Co.	7,714	459,060
Lamb Weston Holdings, Inc.	322	29,772
McCormick & Co., Inc. (1)	716	54,158
Mondelez International, Inc.	26,046	1,807,592
Sysco Corp.	9,645	637,052
The Hershey Co.	545	109,044
The J.M. Smucker Co.	2,363	290,436
The Kraft Heinz Co.	27,528	926,042
The Kroger Co.	3,066	137,204
Tyson Foods, Inc. - Class A	1,011	51,045
		5,793,987

Gotham Enhanced 500 ETF

11

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Forest Products & Paper — 0.0% (4)
International Paper Co.	927	$32,881

Gas — 0.0% (4)
Atmos Energy Corp. (1)	345	36,546
NiSource, Inc.	1,104	27,247
		63,793
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,050	267,813
Stanley Black & Decker, Inc.	378	31,593
		299,406
Healthcare — Products — 2.1%
Abbott Laboratories	13,311	1,289,170
Align Technology, Inc. (2)	191	58,316
Baxter International, Inc. (1)	1,314	49,590
Bio-Techne Corp.	384	26,139
Boston Scientific Corp. (2)	3,466	183,005
Danaher Corp.	5,670	1,406,727
DENTSPLY SIRONA, Inc.	657	22,443
Edwards Lifesciences Corp. (2)	1,599	110,779
GE HealthCare Technologies, Inc.	9,424	641,209
Hologic, Inc. (2)	4,689	325,417
IDEXX Laboratories, Inc. (1)(2)	186	81,332
Insulet Corp. (2)	167	26,635
Intuitive Surgical, Inc. (2)	791	231,201
Medtronic PLC	3,525	276,219
ResMed, Inc.	2,299	339,953
Revvity, Inc.	310	34,317
STERIS PLC	246	53,977
Stryker Corp.	854	233,373
Teleflex, Inc.	116	22,784
The Cooper Companies, Inc.	109	34,663
Thermo Fisher Scientific, Inc.	1,021	516,800
Waters Corp. (2)	149	40,857
West Pharmaceutical Services, Inc.	182	68,288
Zimmer Biomet Holdings, Inc.	556	62,394
		6,135,588
Healthcare — Services — 2.2%
Catalent, Inc. (2)	440	20,033
Centene Corp. (2)	12,329	849,221
Charles River Laboratories International, Inc. (2)	125	24,497
DaVita, Inc. (2)	1,747	165,144
Elevance Health, Inc.	1,387	603,928
HCA Healthcare, Inc.	5,223	1,284,754

	Shares	Value
Common Stocks — 99.8% (Continued)
Healthcare — Services — 2.2% (Continued)
Humana, Inc.	853	$415,002
IQVIA Holdings, Inc. (2)	495	97,391
Laboratory Corp of America Holdings	1,688	339,372
Molina Healthcare, Inc. (2)	1,277	418,716
Quest Diagnostics, Inc.	311	37,898
UnitedHealth Group, Inc.	3,799	1,915,418
Universal Health Services, Inc. - Class D	1,330	167,221
		6,338,595
Home Builders — 0.3%
D.R. Horton, Inc.	2,854	306,719
Lennar Corp. - Class A (1)	2,181	244,774
NVR, Inc. (2)	8	47,707
PulteGroup, Inc.	4,343	321,599
		920,799
Home Furnishings — 0.0% (4)
Whirlpool Corp.	152	20,322

Household Products & Wares — 0.4%
Avery Dennison Corp.	200	36,534
Church & Dwight Co., Inc.	676	61,942
Kimberly-Clark Corp.	7,339	886,918
The Clorox Co.	2,371	310,743
		1,296,137
Insurance — 3.3%
Aflac, Inc.	1,593	122,263
American International Group, Inc.	1,899	115,079
Aon PLC	544	176,376
Arch Capital Group Ltd. (2)	8,258	658,245
Arthur J Gallagher & Co.	1,763	401,841
Assurant, Inc.	140	20,101
Berkshire Hathaway, Inc. - Class A (2)	18,180	6,368,454
Brown & Brown, Inc.	5,840	407,866
Chubb Ltd.	1,090	226,916
Cincinnati Financial Corp.	408	41,734
Everest Group Ltd.	104	38,654
Globe Life, Inc. (1)	271	29,466
Loews Corp.	753	47,672
Marsh & McLennan Companies, Inc.	1,290	245,487
MetLife, Inc.	2,025	127,393
Principal Financial Group, Inc.	661	47,638
Prudential Financial, Inc.	1,000	94,890

Gotham Enhanced 500 ETF

12

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Insurance — 3.3% (Continued)
The Allstate Corp.	684	$76,204
The Hartford Financial Services Group, Inc.	803	56,941
The Progressive Corp.	1,326	184,712
The Travelers Companies, Inc.	604	98,639
W.R. Berkley Corp.	682	43,300
Willis Towers Watson PLC	279	58,300
		9,688,171
Internet — 12.9%
Airbnb, Inc. - Class A (2)	1,447	198,543
Alphabet, Inc. - Class A (2)	106,860	13,983,700
Amazon.com, Inc. (2)	94,308	11,988,433
Booking Holdings, Inc. (2)	691	2,131,009
CDW Corp.	361	72,835
eBay, Inc.	12,192	537,545
Etsy, Inc. (1)(2)	277	17,889
Expedia Group, Inc. - Class A (2)	388	39,991
F5, Inc. (2)	160	25,782
Gen Digital, Inc.	14,308	252,965
Match Group, Inc. (2)	743	29,107
Meta Platforms, Inc. - Class A (2)	23,655	7,101,468
Netflix, Inc. (2)	3,405	1,285,728
Palo Alto Networks, Inc. (2)	784	183,801
VeriSign, Inc. (2)	220	44,557
		37,893,353
Iron & Steel — 0.4%
Nucor Corp.	5,124	801,137
Steel Dynamics, Inc.	3,849	412,690
		1,213,827
Leisure Time — 0.0% (4)
Carnival Corp. (2)	2,705	37,113
Norwegian Cruise Line Holdings Ltd. (2)	1,094	18,029
Royal Caribbean Cruises Ltd. (2)	543	50,032
		105,174
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	690	103,624
Las Vegas Sands Corp.	1,809	82,925
Marriott International, Inc.	5,841	1,148,107
MGM Resorts International	7,442	273,568
Wynn Resorts Ltd.	2,095	193,599
		1,801,823
Machinery — Construction & Mining — 1.1%
Caterpillar, Inc.	11,696	3,193,008

	Shares	Value
Common Stocks — 99.8% (Continued)
Machinery — Diversified — 0.4%
Deere & Co.	776	$292,847
Dover Corp.	344	47,991
IDEX Corp.	187	38,900
Ingersoll Rand, Inc.	1,079	68,754
Nordson Corp.	146	32,583
Otis Worldwide Corp.	7,878	632,682
Rockwell Automation, Inc.	260	74,326
Westinghouse Air Brake Technologies Corp.	447	47,503
Xylem, Inc.	548	49,884
		1,285,470
Media — 1.8%
Charter Communications, Inc. - Class A (1)(2)	1,151	506,233
Comcast Corp. - Class A	87,408	3,875,671
FactSet Research Systems, Inc.	93	40,665
Fox Corp. - Class B	10,760	335,712
News Corp. - Class A	1,775	35,606
The Walt Disney Co. (2)	4,768	386,446
ViacomCBS, Inc. - Class A (1)	1,707	22,020
Warner Bros Discovery, Inc. (1)(2)	18,482	200,715
		5,403,068
Mining — 0.1%
Freeport-McMoRan, Inc. (1)	3,780	140,956
Newmont Corp.	2,098	77,521
		218,477
Miscellaneous Manufacturers — 1.4%
3M Co.	1,476	138,183
A.O. Smith Corp. - Class A	3,123	206,524
Axon Enterprise, Inc. (2)	158	31,440
Eaton Corp PLC	899	191,739
General Electric Co.	7,364	814,090
Illinois Tool Works, Inc.	5,789	1,333,265
Parker-Hannifin Corp.	2,459	957,830
Teledyne Technologies, Inc. (2)	115	46,987
Textron, Inc.	3,779	295,291
		4,015,349
Office & Business Equipment — 0.0% (4)
Zebra Technologies Corp. (2)	165	39,027

Oil & Gas — 3.6%
APA Corp. (1)	5,636	231,640
Chevron Corp.	16,559	2,792,179
ConocoPhillips	3,233	387,313

Gotham Enhanced 500 ETF

13

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Oil & Gas — 3.6% (Continued)
Coterra Energy, Inc. (1)	2,024	$54,749
Devon Energy Corp.	1,721	82,092
Diamondback Energy, Inc.	499	77,285
EOG Resources, Inc.	1,557	197,365
EQT Corp.	960	38,957
Exxon Mobil Corp.	33,760	3,969,501
Hess Corp.	690	105,570
Marathon Oil Corp.	1,422	38,038
Marathon Petroleum Corp.	8,840	1,337,846
Occidental Petroleum Corp.	2,465	159,929
Phillips 66	7,918	951,348
Pioneer Natural Resources Co.	611	140,255
Valero Energy Corp.	945	133,916
		10,697,983
Oil & Gas Services — 0.4%
Baker Hughes Co.	22,282	787,000
Halliburton Co.	2,402	97,281
Schlumberger NV	3,304	192,623
		1,076,904
Packaging & Containers — 0.2%
Amcor PLC	27,776	254,428
Ball Corp. (1)	811	40,372
Packaging Corp. of America	1,708	262,264
Sealed Air Corp.	386	12,684
Westrock Co.	768	27,494
		597,242
Pharmaceuticals — 6.3%
AbbVie, Inc.	14,346	2,138,415
Becton Dickinson & Co.	748	193,380
Bristol-Myers Squibb Co.	15,610	906,004
Cardinal Health, Inc.	5,398	468,654
Cencora, Inc.	4,106	738,957
CVS Health Corp.	29,028	2,026,735
Dexcom, Inc. (2)	915	85,370
Eli Lilly & Co.	2,173	1,167,184
Henry Schein, Inc. (2)	340	25,245
Johnson & Johnson	29,783	4,638,702
McKesson Corp.	706	307,004
Merck & Co., Inc.	9,783	1,007,160
Organon & Co.	4,892	84,925
Pfizer, Inc.	77,302	2,564,107
The Cigna Group	6,721	1,922,677
Viatris, Inc.	3,207	31,621
Zoetis, Inc. (1)	1,210	210,516
		18,516,656

	Shares	Value
Common Stocks — 99.8% (Continued)
Pipelines — 0.1%
Kinder Morgan, Inc.	8,713	$144,461
ONEOK, Inc.	1,172	74,340
Targa Resources Corp.	605	51,861
The Williams Companies, Inc.	2,845	95,848
		366,510
Private Equity — 0.1%
Blackstone, Inc. (1)	1,629	174,531

Real Estate — 0.0% (4)
CBRE Group, Inc. (2)	861	63,593

Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc. (1)	445	44,544
American Tower Corp.	3,565	586,264
AvalonBay Communities, Inc.	363	62,342
Boston Properties, Inc.	387	23,019
Camden Property Trust	285	26,955
Crown Castle, Inc.	3,320	305,540
Digital Realty Trust, Inc.	753	91,128
Equinix, Inc.	223	161,956
Equity Residential	1,004	58,945
Essex Property Trust, Inc.	167	35,419
Extra Space Storage, Inc.	351	42,675
Federal Realty Investment Trust	234	21,207
Healthpeak Properties, Inc.	1,419	26,053
Host Hotels & Resorts, Inc.	1,987	31,931
Invitation Homes, Inc.	1,614	51,148
Iron Mountain, Inc.	675	40,129
Kimco Realty Corp. (1)	1,752	30,818
Mid-America Apartment Communities, Inc.	288	37,051
Prologis, Inc.	2,439	273,680
Public Storage	433	114,104
Realty Income Corp.	12,969	647,672
Regency Centers Corp.	419	24,905
SBA Communications Corp.	826	165,340
Simon Property Group, Inc.	840	90,745
UDR, Inc.	907	32,353
Ventas, Inc.	1,056	44,489
VICI Properties, Inc.	2,651	77,144
Welltower, Inc. (1)	1,118	91,587
Weyerhaeuser Co.	1,910	58,561
		3,297,704

Gotham Enhanced 500 ETF

14

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Retail — 5.1%
AutoZone, Inc. (2)	342	$868,677
Bath & Body Works, Inc.	614	20,753
Best Buy Co., Inc.	4,969	345,196
CarMax, Inc. (1)(2)	394	27,868
Chipotle Mexican Grill, Inc. (2)	61	111,742
Costco Wholesale Corp.	1,062	599,987
Darden Restaurants, Inc.	321	45,974
Dollar General Corp.	576	60,941
Dollar Tree, Inc. (2)	597	63,551
Domino’s Pizza, Inc.	89	33,712
Genuine Parts Co.	371	53,565
Lowe’s Companies, Inc.	8,692	1,806,545
McDonald’s Corp.	8,422	2,218,692
O’Reilly Automotive, Inc. (2)	589	535,318
Ross Stores, Inc.	5,399	609,817
Starbucks Corp.	3,039	277,369
Target Corp.	1,208	133,569
The Home Depot, Inc.	9,368	2,830,635
The TJX Companies, Inc.	18,833	1,673,877
Tractor Supply Co. (1)	272	55,230
Ulta Beauty, Inc. (2)	331	132,218
Walgreens Boots Alliance, Inc.	16,561	368,317
Walmart, Inc.	7,198	1,151,176
Yum! Brands, Inc.	6,276	784,123
		14,808,852
Semiconductors — 6.3%
Advanced Micro Devices, Inc. (2)	3,695	379,920
Analog Devices, Inc.	1,306	228,668
Applied Materials, Inc.	16,082	2,226,553
Broadcom, Inc.	5,118	4,250,908
Intel Corp.	11,051	392,863
KLA Corp.	2,625	1,203,983
Lam Research Corp.	2,583	1,618,947
Microchip Technology, Inc.	10,484	818,276
Micron Technology, Inc.	8,376	569,819
Monolithic Power Systems, Inc.	115	53,130
NVIDIA Corp.	12,409	5,397,791
NXP Semiconductors NV	687	137,345
ON Semiconductor Corp. (1)(2)	946	87,931
Qorvo, Inc. (2)	258	24,631
QUALCOMM, Inc.	2,924	324,739
Skyworks Solutions, Inc.	3,273	322,685
Teradyne, Inc. (1)	386	38,778
Texas Instruments, Inc.	2,420	384,804
		18,461,771

	Shares	Value
Common Stocks — 99.8% (Continued)
Shipbuilding — 0.0% (4)
Huntington Ingalls Industries, Inc.	99	$20,253

Software — 11.2%
Activision Blizzard, Inc.	6,919	647,826
Adobe, Inc. (2)	3,463	1,765,784
Akamai Technologies, Inc. (2)	393	41,870
ANSYS, Inc. (2)	663	197,276
Autodesk, Inc. (2)	1,622	335,608
Broadridge Financial Solutions, Inc.	2,261	404,832
Cadence Design Systems, Inc. (2)	2,063	483,361
Ceridian HCM Holding, Inc. (2)	355	24,087
Electronic Arts, Inc.	5,203	626,441
Fair Isaac Corp. (2)	60	52,112
Fidelity National Information Services, Inc.	4,532	250,484
Fiserv, Inc. (2)	4,673	527,862
Intuit, Inc.	726	370,942
Jack Henry & Associates, Inc.	550	83,127
Microsoft Corp.	66,990	21,152,093
MSCI, Inc.	200	102,616
Oracle Corp.	6,326	670,050
Paychex, Inc.	975	112,447
Paycom Software, Inc. (1)	142	36,816
PTC, Inc. (2)	245	34,712
Roper Technologies, Inc.	816	395,172
Salesforce, Inc. (2)	16,615	3,369,190
ServiceNow, Inc. (2)	546	305,192
Synopsys, Inc. (2)	1,158	531,487
Take-Two Interactive Software, Inc. (2)	1,301	182,647
Tyler Technologies, Inc. (2)	102	39,386
		32,743,420
Telecommunications — 3.7%
Arista Networks, Inc. (2)	701	128,935
AT&T, Inc.	160,950	2,417,469
Cisco Systems, Inc.	92,612	4,978,821
Corning, Inc.	2,168	66,059
Juniper Networks, Inc.	6,115	169,936
Motorola Solutions, Inc.	447	121,691
T-Mobile US, Inc.	4,999	700,110
Verizon Communications, Inc.	71,346	2,312,324
		10,895,345
Toys, Games & Hobbies — 0.0% (4)
Hasbro, Inc.	371	24,538

Gotham Enhanced 500 ETF

15

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	2,600	$223,938
CSX Corp.	5,367	165,035
Expeditors International of Washington, Inc.	3,371	386,418
FedEx Corp.	4,821	1,277,179
J.B. Hunt Transport Services, Inc. (1)	259	48,827
Norfolk Southern Corp.	602	118,552
Old Dominion Freight Line, Inc.	250	102,285
Union Pacific Corp.	1,608	327,437
United Parcel Service, Inc. - Class B	2,288	356,630
		3,006,301
Water — 0.0% (4)
American Water Works Co., Inc.	447	55,352

Total Common Stocks
(Cost $287,301,006)		292,956,452

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 5.261% (3)	452,844	452,844

Total Short-Term Investments
(Cost $452,844)		452,844

Investments Purchased with Collateral from Securities Lending — 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.580% (3)	6,470,612	6,470,612

Total Investments Purchased with Collateral from Securities Lending
(Cost $6,470,612)		6,470,612

Total Investments in Securities — 102.2%
(Cost $294,224,462)		299,879,908
Liabilities in Excess of Other Assets — (2.2)%		(6,389,733)
Total Net Assets — 100.0%		$293,490,175

Shares	Value

(1)This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a value of $6,314,257 or 2.2% of net assets as of September 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of September 30, 2023.

(4)Does not round to 0.1% or (0.1)%, as applicable.

Gotham 1000 Value ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8%
Advertising — 0.7%
Omnicom Group, Inc.	6,799	$506,390
The Interpublic Group of Company, Inc. (1)	13,370	383,184
		889,574
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	16	3,130
General Dynamics Corp.	581	128,384
Lockheed Martin Corp.	798	326,350
		457,864
Agriculture — 1.3%
Altria Group, Inc.	14,179	596,227
Archer-Daniels-Midland Co.	5,728	432,006
Bunge Ltd.	5,338	577,839
Philip Morris International, Inc.	1,092	101,097
		1,707,169
Airlines — 0.4%
American Airlines Group, Inc. (2)	29,237	374,526
Delta Air Lines, Inc.	5,453	201,761
		576,287
Apparel — 2.9%
Capri Holdings Ltd. (2)	10,152	534,097
Carter’s, Inc. (1)	7,903	546,492
Crocs, Inc. (2)	5,573	491,706
Ralph Lauren Corp. - Class A	2,764	320,873
Skechers U.S.A., Inc. - Class A (2)	3,842	188,066
Steven Madden Ltd. (1)	14,654	465,558
Tapestry, Inc. (1)(2)	17,113	491,999
Urban Outfitters, Inc. (1)(2)	17,195	562,104
VF Corp.	21,209	374,763
		3,975,658
Auto Manufacturers — 0.4%
General Motors Co.	15,284	503,914

Auto Parts & Equipment — 1.0%
Adient PLC (2)	9,146	335,658
Allison Transmission Holdings, Inc.	8,841	522,150
BorgWarner, Inc.	14,063	567,723
		1,425,531
Banks — 4.6%
Ameris Bancorp	204	7,832
Associated Banc-Corp	1,160	19,848
Bank of America Corp.	8,784	240,506

	Shares	Value
Common Stocks — 99.8% (Continued)
Banks — 4.6% (Continued)
Bank OZK (1)	5,531	$205,034
Cadence Bank (1)	7,935	168,381
Cathay General Bancorp	6,221	216,242
Citigroup, Inc.	1,681	69,140
Citizens Financial Group, Inc.	3,645	97,686
Columbia Banking System, Inc.	1,841	37,372
Comerica, Inc.	5,666	235,422
Cullen/Frost Bankers, Inc.	820	74,792
CVB Financial Corp.	1,579	26,164
East West Bancorp, Inc.	3,533	186,224
Fifth Third Bancorp	3,639	92,176
First BanCorp/Puerto R co.	17,931	241,351
First Citizens BancShares, Inc. - Class A	11	15,181
Fulton Financial Corp.	1,622	19,642
Hancock Whitney Corp.	11,628	430,120
Huntington Bancshares, Inc.	31,288	325,395
Independent Bank Corp.	4,897	240,394
International Bancshares Corp.	2,867	124,256
KeyCorp	7,895	84,950
Old National Bancorp/IN	11,957	173,855
Pinnacle Financial Partners, Inc.	3,333	223,444
Prosperity Bancshares, Inc.	914	49,886
Regions Financial Corp.	8,161	140,369
SouthState Corp.	4,729	318,545
Synovus Financial Corp.	4,555	126,629
Texas Capital Bancshares, Inc. (2)	5,464	321,830
The Bank of Nova Scotia (1)	3,107	141,648
The PNC Financial Services Group, Inc.	3,112	382,060
The Toronto-Dominion Bank	2,950	177,767
Truist Financial Corp.	10,231	292,709
UMB Financial Corp.	3,696	229,337
Valley National Bancorp	20,631	176,601
Western Alliance Bancorp	3,062	140,760
Wintrust Financial Corp.	213	16,082
Zions Bancorp N.A.	7,441	259,617
		6,329,247
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	767	488,058
Keurig Dr Pepper, Inc.	3,921	123,786
Molson Coors Brewing Co. - Class B (1)	3,834	243,804
National Beverage Corp. (2)	1,365	64,182

SCHEDULE OF INVESTMENTS at September 30, 2023

Gotham 1000 Value ETF

17

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Beverages — 0.8% (Continued)
PepsiCo, Inc.	164	$27,788
The Coca-Cola Co.	3,518	196,938
		1,144,556
Biotechnology — 1.9%
Amgen, Inc.	1,130	303,699
Biogen, Inc. (2)	985	253,155
Bio-Rad Laboratories, Inc. - Class A (2)	1,520	544,844
Exelixis, Inc. (2)	3,307	72,258
Gilead Sciences, Inc.	4,924	369,004
Halozyme Therapeutics, Inc. (2)	5,294	202,231
Horizon Therapeutics PLC (2)	65	7,520
Incyte Corp. (2)	2,180	125,938
United Therapeutics Corp. (2)	2,641	596,523
Vertex Pharmaceuticals, Inc. (2)	403	140,139
		2,615,311
Building Materials — 3.0%
Armstrong World Industries, Inc.	4,896	352,512
Boise Cascade Co.	3,027	311,902
Builders FirstSource, Inc. (1)(2)	4,268	531,323
Eagle Materials, Inc.	2,308	384,328
Fortune Brands Innovations, Inc.	8,079	502,191
Hayward Holdings, Inc. (2)	8,175	115,267
Johnson Controls International PLC	413	21,976
Louisiana-Pacific Corp.	188	10,391
Masco Corp.	3,139	167,780
MDU Resources Group, Inc.	31,613	618,983
Owens Corning	1,356	184,972
Simpson Manufacturing Co., Inc.	2,082	311,904
UFP Industries, Inc.	5,716	585,318
		4,098,847
Chemicals — 3.6%
Cabot Corp.	6,044	418,668
CF Industries Holdings, Inc.	7,440	637,906
Dow, Inc.	1,082	55,788
Eastman Chemical Co.	2	153
HB Fuller Co.	3,041	208,643
Huntsman Corp.	16,288	397,427
Innospec, Inc.	1,208	123,458
International Flavors & Fragrances, Inc.	2,720	185,422
LyondellBasell Industries NV	958	90,723
NewMarket Corp.	1,214	552,418
Nutrien Ltd. (1)	1,269	78,373
Olin Corp.	9,214	460,516

	Shares	Value
Common Stocks — 99.8% (Continued)
Chemicals — 3.6% (Continued)
Quaker Chemical Corp.	709	$113,440
RPM International, Inc.	368	34,890
The Mosaic Co.	11,321	403,028
Valvoline, Inc.	20,327	655,342
Westlake Corp. (1)	3,616	450,807
		4,867,002
Coal — 1.6%
Alpha Metallurgical Resources, Inc. (1)	1,835	476,605
Arch Resources, Inc. - Class A (1)	4,023	686,565
CONSOL Energy, Inc.	7,613	798,680
Teck Resources Ltd. - Class A	1,006	43,348
Warrior Met Coal, Inc.	3,039	155,232
		2,160,430
Commercial Services — 3.1%
ABM Industries, Inc.	4,165	166,642
ADT, Inc.	53,598	321,588
AMN Healthcare Services, Inc. (1)(2)	6,202	528,286
API Group Corp. (2)	11,834	306,856
ASGN, Inc. (2)	2,130	173,978
Colliers International Group, Inc. - SVS	1,752	166,878
Euronet Worldwide, Inc. (2)	1,282	101,765
FleetCor Technologies, Inc. (2)	686	175,163
Gartner, Inc. (2)	85	29,207
Graham Holdings Co. - Class A	576	335,808
Grand Canyon Education, Inc. (2)	1,821	212,839
Insperity, Inc.	4,194	409,334
John Wiley & Sons, Inc. - Class A	893	33,193
RB Global, Inc.	147	9,188
Robert Half, Inc.	5,726	419,601
Service Corp. International	2,346	134,050
The Brink’s Co.	2,633	191,261
TriNet Group, Inc. (1)(2)	4,467	520,316
WEX, Inc. (1)(2)	210	39,499
		4,275,452
Computers — 2.9%
Accenture PLC - Class A	475	145,877
Amdocs Ltd.	5,270	445,262
CACI International, Inc. (2)	344	107,992
CGI, Inc. - Class A (2)	2,298	226,330
Crane NXT Co.	832	46,234
Dell Technologies, Inc. - Class A	5,797	399,413
Hewlett Packard Enterprise Co.	12,641	219,574
HP, Inc.	15,121	388,610

Gotham 1000 Value ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)
Computers — 2.9% (Continued)
Insight Enterprises, Inc. (1)(2)	4,975	$723,863
Maximus, Inc.	3,037	226,803
NCR Corp. (2)	9,220	248,664
NetApp, Inc.	3,483	264,290
Science Applications International Corp.	3,293	347,543
Seagate Technology Holdings PLC (1)	3,293	217,174
		4,007,629
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	1,151	81,848
Kenvue, Inc.	9,492	190,599
		272,447
Distribution & Wholesale — 1.3%
Core & Main, Inc. - Class A (2)	7,330	211,470
Fastenal Co.	1,511	82,561
LKQ Corp.	4,967	245,916
Pool Corp. (1)	933	332,241
Resideo Technologies, Inc. (2)	11,102	175,412
Rush Enterprises, Inc. - Class B	10,896	444,884
W.W. Grainger, Inc.	151	104,468
WESCO International, Inc.	821	118,076
		1,715,028
Diversified Financial Services — 0.8%
Affiliated Managers Group, Inc.	918	119,652
Ally Financial, Inc.	1,713	45,703
Capital One Financial Corp. (1)	161	15,625
Discover Financial Services	1,839	159,313
Enact Holdings, Inc.	5,432	147,913
Franklin Resources, Inc. (1)	456	11,208
Intercorp Financial Services, Inc.	884	19,908
Nelnet, Inc. - Class A	21	1,876
OneMain Holdings, Inc.	117	4,690
Radian Group, Inc.	3,153	79,172
Synchrony Financial (1)	3,382	103,388
The Charles Schwab Corp.	2,040	111,996
The Western Union Co.	15,544	204,870
		1,025,314
Electric — 0.9%
ALLETE, Inc.	6,799	358,987
Otter Tail Corp. (1)	2,616	198,607
Vistra Corp.	19,441	645,052
		1,202,646

	Shares	Value
Common Stocks — 99.8% (Continued)
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc. 1.50%	3,223	$548,909
Belden, Inc.	102	9,848
Emerson Electric Co.	5,074	489,996
Encore Wire Corp. (1)	3,529	643,901
Energizer Holdings, Inc.	8,535	273,462
EnerSys	4,707	445,612
Littelfuse, Inc.	119	29,431
		2,441,159
Electronics — 2.8%
Agilent Technologies, Inc.	1,361	152,187
Allegion PLC	290	30,218
Amphenol Corp.	12	1,008
Arrow Electronics, Inc. (2)	2,989	374,342
Atkore, Inc. (1)(2)	2,692	401,620
Brady Corp.	10,021	550,353
Celestica, Inc. - SVS (2)	6,919	169,654
Garmin Ltd.	2,941	309,393
Honeywell International, Inc.	137	25,309
Hubbell, Inc.	2	627
Jabil, Inc.	4,155	527,228
Keysight Technologies, Inc. (2)	1,209	159,963
Sensata Technologies Holding PLC	847	32,034
SYNNEX Corp.	4,700	469,342
TE Connectivity Ltd.	926	114,389
Vishay Intertechnology, Inc.	15,767	389,760
Vontier Corp.	4,370	135,120
		3,842,547
Engineering & Construction — 1.2%
AECOM	597	49,575
Arcosa, Inc.	3,295	236,910
Comfort Systems USA, Inc.	2,640	449,882
EMCOR Group, Inc.	694	146,011
Frontdoor, Inc. (2)	9,989	305,564
TopBuild Corp. (2)	1,691	425,456
		1,613,398
Entertainment — 0.6%
International Game Technology PLC	4,873	147,749
Penn Entertainment, Inc. (2)	14,545	333,808
SeaWorld Entertainment, Inc. (2)	3,898	180,283
Vail Resorts, Inc.	325	72,114
Warner Music Group Corp. - Class A	1,650	51,810
		785,764

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

Gotham 1000 Value ETF

19

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)
Environmental Control — 0.2%
Republic Services, Inc.	1,746	$248,822
Stericycle, Inc. (2)	1,076	48,108
		296,930
Food — 4.9%
Albertsons Companies, Inc.	20,539	467,262
Cal-Maine Foods, Inc. (1)	12,207	591,063
Campbell Soup Co. (1)	10,655	437,707
Conagra Brands, Inc.	5,444	149,274
General Mills, Inc.	5,107	326,797
Grocery Outlet Holding Corp. (2)	5,045	145,548
Hormel Foods Corp. (1)	8,435	320,783
Ingredion, Inc.	5,795	570,228
Kellogg Co.	8,502	505,954
Mondelez International, Inc.	259	17,975
Sprouts Farmers Market, Inc. (1)(2)	5,535	236,898
Sysco Corp.	7,651	505,349
The J.M. Smucker Co.	5,481	673,670
The Kraft Heinz Co.	13,723	461,642
The Kroger Co.	12,208	546,308
The Simply Good Foods Co. (1)(2)	5,469	188,790
US Foods Holding Corp. (1)(2)	13,096	519,911
		6,665,159
Forest Products & Paper — 0.0% (4)
International Paper Co.	837	29,688

Gas — 0.3%
Southwest Gas Holdings, Inc.	5,672	342,646

Hand & Machine Tools — 0.2%
Snap-on, Inc.	907	231,340
Stanley Black & Decker, Inc. (1)	821	68,619
		299,959
Healthcare — Products — 1.3%
Avantor, Inc. (2)	7,717	162,674
Baxter International, Inc.	1,226	46,269
DENTSPLY SIRONA, Inc.	2	68
GE HealthCare Technologies, Inc.	2,879	195,887
Hologic, Inc. (2)	165	11,451
Integra LifeSciences Holdings Corp. (2)	1,351	51,595
Lantheus Holdings, Inc. (1)(2)	7,847	545,210
Patterson Companies, Inc.	14,721	436,331

	Shares	Value
Common Stocks — 99.8% (Continued)
Healthcare — Products — 1.3% (Continued)
Revvity, Inc.	2,687	$297,451
Zimmer Biomet Holdings, Inc.	697	78,217
		1,825,153
Healthcare — Services — 2.7%
Amedisys, Inc. (2)	3,543	330,916
Centene Corp. (2)	9,099	626,739
Chemed Corp.	111	57,687
DaVita, Inc. (2)	5,460	516,134
Elevance Health, Inc.	901	392,313
HCA Healthcare, Inc.	183	45,014
Humana, Inc.	996	484,574
Laboratory Corp. of America Holdings	1,926	387,222
Molina Healthcare, Inc. (2)	1,472	482,654
UnitedHealth Group, Inc.	445	224,365
Universal Health Services, Inc. - Class D	1,323	166,341
		3,713,959
Home Builders — 1.3%
Cavco Industries, Inc. (2)	658	174,804
Installed Building Products, Inc. (1)	2,300	287,247
LCI Industries (1)	3,682	432,340
Skyline Champion Corp. (1)(2)	6,137	391,050
Thor Industries, Inc.	4,528	430,749
		1,716,190
Home Furnishings — 0.5%
Dolby Laboratories, Inc. - Class A	5,304	420,395
Leggett & Platt, Inc.	11,718	297,754
		718,149
Household Products & Wares — 1.2%
Helen of Troy Ltd. (1)(2)	3,936	458,780
Kimberly-Clark Corp.	3,384	408,956
Spectrum Brands Holdings, Inc.	7,144	559,732
The Clorox Co.	1,441	188,858
		1,616,326
Housewares — 0.5%
Newell Brands, Inc.	20,202	182,424
The Scotts Miracle-Gro Co. (1)	8,841	456,903
		639,327
Insurance — 3.4%
American Equity Investment Life Holding Co.	1,510	80,996
American Financial Group, Inc.	1,065	118,929

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

Gotham 1000 Value ETF

20

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)
Insurance — 3.4% (Continued)
American International Group, Inc.	1,289	$78,113
Axis Capital Holdings Ltd.	6,547	369,054
CNA Financial Corp.	336	13,222
Equitable Holdings, Inc.	17,628	500,459
Essent Group Ltd.	4,794	226,708
Globe Life, Inc.	1,326	144,176
Loews Corp.	9,595	607,459
Manulife Financial Corp.	721	13,180
Markel Group, Inc. (2)	316	465,307
MGIC Investment Corp.	30,974	516,956
Reinsurance Group of America, Inc.	966	140,254
RenaissanceRe Holdings Ltd.	668	132,211
RLI Corp. (1)	4,705	639,362
Ryan Specialty Holdings, Inc. - Class A (1)(2)	4,151	200,908
Unum Group	3,269	160,802
W.R. Berkley Corp.	4,652	295,356
		4,703,452
Internet — 1.0%
Alphabet, Inc. - Class A (2)	5	654
Booking Holdings, Inc. (2)	32	98,686
CDW Corp.	729	147,083
eBay, Inc.	8,547	376,837
F5, Inc. (2)	940	151,472
Gen Digital, Inc.	17,245	304,892
GoDaddy, Inc. - Class A (2)	622	46,327
Match Group, Inc. (2)	5,802	227,293
Perficient, Inc. (2)	319	18,457
VeriSign, Inc. (2)	184	37,266
		1,408,967
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc. (1)(2)	24,406	381,466
Commercial Metals Co.	9,031	446,222
Nucor Corp.	3,127	488,906
Reliance Steel & Aluminum Co.	1,605	420,879
Steel Dynamics, Inc.	5,251	563,012
		2,300,485
Leisure Time — 1.0%
BRP, Inc. - SVS	2,013	152,706
Brunswick Corp.	3,550	280,450
Harley-Davidson, Inc.	8,593	284,085
Planet Fitness, Inc. - Class A (2)	4,272	210,097
Polaris, Inc. (1)	3,552	369,905
YETI Holdings, Inc. (1)(2)	2,528	121,900
		1,419,143

	Shares	Value
Common Stocks — 99.8% (Continued)
Lodging — 1.2%
Boyd Gaming Corp.	7,524	$457,685
Choice Hotels International, Inc. (1)	1,587	194,423
Hilton Worldwide Holdings, Inc.	1,550	232,779
Marriott International, Inc.	1,857	365,012
MGM Resorts International	605	22,240
Wyndham Hotels & Resorts, Inc.	2,992	208,064
Wynn Resorts Ltd.	1,686	155,803
		1,636,006
Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	1,226	334,698
Terex Corp.	5,091	293,343
		628,041
Machinery — Diversified — 1.3%
Applied Industrial Technologies, Inc.	1,757	271,650
Crane Co. (1)	6,275	557,471
CSW Industrials, Inc.	703	123,194
Esab Corp.	3,907	274,350
Gates Industrial Corp. PLC (2)	34,287	398,072
Ingersoll Rand, Inc.	627	39,952
Nordson Corp.	267	59,586
Otis Worldwide Corp.	201	16,142
		1,740,417
Media — 2.8%
Cable One, Inc.	568	349,684
Charter Communications, Inc. - Class A (1)(2)	559	245,859
Comcast Corp. - Class A	7,486	331,929
Endeavor Group Holdings, Inc. - Class A	27,465	546,553
Fox Corp. - Class B	20,177	629,522
News Corp. - Class A	3,742	75,065
Nexstar Media Group, Inc. (1)	3,900	559,143
Sirius XM Holdings, Inc. (1)	84,980	384,110
TEGNA, Inc.	43,047	627,195
The New York Times Co. - Class A	1,237	50,964
		3,800,024
Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc. (1)	4,326	492,429
Mueller Industries, Inc. (1)	7,445	559,566
The Timken Co.	2,360	173,436
Valmont Industries, Inc.	1,823	437,903
Worthington Industries, Inc.	6,299	389,404
		2,052,738

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

Gotham 1000 Value ETF

21

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)
Mining — 0.3%
Barrick Gold Corp.	833	$12,120
Franco-Nevada Corp.	218	29,101
Freeport-McMoRan, Inc.	272	10,143
Kinross Gold Corp.	40,676	185,483
Southern Copper Corp.	1,618	121,819
		358,666
Miscellaneous Manufacturers — 1.2%
3M Co.	291	27,243
A.O. Smith Corp. - Class A	4,424	292,559
Carlisle Companies, Inc.	1,688	437,631
Donaldson Co., Inc.	5,181	308,995
EnPro Industries, Inc.	635	76,956
General Electric Co.	3,590	396,874
Illinois Tool Works, Inc.	233	53,662
Teledyne Technologies, Inc. (2)	77	31,461
		1,625,381
Oil & Gas — 10.3%
APA Corp. (1)	7,988	328,307
California Resources Corp. (1)	13,445	753,054
Canadian Natural Resources Ltd. (1)	4,465	288,752
Chesapeake Energy Corp. (1)	6,157	530,918
Chevron Corp.	3,329	561,336
Civitas Resources, Inc. (1)	5,333	431,280
CNX Resources Corp. (1)(2)	12,911	291,530
ConocoPhillips	4,609	552,158
Coterra Energy, Inc. (1)	19,962	539,972
Crescent Point Energy Corp.	20,817	172,781
CVR Energy, Inc. (1)	17,309	589,025
Devon Energy Corp.	3,759	179,304
Enerplus Corp.	21,025	370,671
EOG Resources, Inc.	3,888	492,843
EQT Corp.	14,165	574,816
Exxon Mobil Corp.	4,593	540,045
Helmerich & Payne, Inc.	11,930	502,969
HF Sinclair Corp.	13,395	762,577
Imperial Oil Ltd.	6,962	428,790
Kosmos Energy Ltd. (2)	1,966	16,082
Magnolia Oil & Gas Corp. - Class A	6,854	157,025
Marathon Petroleum Corp.	4,069	615,802
Murphy Oil Corp. (1)	8,798	398,989
Occidental Petroleum Corp. (1)	8,252	535,390
Ovintiv, Inc.	2,250	107,033
Patterson-UTI Energy, Inc.	29,298	405,484
Phillips 66	4,845	582,127

	Shares	Value
Common Stocks — 99.8% (Continued)
Oil & Gas — 10.3% (Continued)
Pioneer Natural Resources Co.	1,349	$309,663
Range Resources Corp. (1)	19,200	622,272
Southwestern Energy Co. (2)	76,940	496,263
Suncor Energy, Inc.	4,857	166,984
Valero Energy Corp. (1)	4,314	611,337
Weatherford International PLC (2)	1,712	154,645
		14,070,224
Oil & Gas Services — 0.7%
Baker Hughes Co.	5,334	188,397
ChampionX Corp.	11,314	403,005
Liberty Energy, Inc.	18,290	338,731
TechnipFMC PLC (1)	93	1,891
		932,024
Packaging & Containers — 1.4%
Amcor PLC	22,973	210,433
AptarGroup, Inc.	158	19,756
Berry Global Group, Inc.	6,644	411,330
Graphic Packaging Holding Co.	13,561	302,139
Greif, Inc. - Class A	4,418	295,167
Packaging Corp of America	2,364	362,992
Sonoco Products Co.	6,595	358,438
		1,960,255
Pharmaceuticals — 3.2%
AbbVie, Inc.	2,496	372,054
BellRing Brands, Inc. (2)	62	2,556
Bristol-Myers Squibb Co.	5,924	343,829
Cardinal Health, Inc.	959	83,260
Cencora, Inc.	621	111,761
CVS Health Corp.	7,626	532,447
Harmony Biosciences Holdings, Inc. (1)(2)	2,819	92,379
Jazz Pharmaceuticals PLC (2)	3,731	482,941
Johnson & Johnson	1,772	275,989
McKesson Corp.	300	130,455
Merck & Co., Inc.	929	95,641
Option Care Health, Inc. (2)	5,390	174,366
Organon & Co.	2,747	47,688
Pfizer, Inc.	15,615	517,950
Prestige Consumer Healthcare, Inc. (2)	4,549	260,157
The Cigna Group	1,247	356,729
Viatris, Inc.	42,139	415,491
		4,295,693

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

Gotham 1000 Value ETF

22

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)
Pipelines — 0.9%
Cheniere Energy, Inc.	4,198	$696,700
Enbridge, Inc.	6,946	230,538
Equitrans Midstream Corp.	3,455	32,373
Kinder Morgan, Inc.	10,334	171,338
ONEOK, Inc.	2,491	158,004
		1,288,953
Real Estate — 0.1%
Howard Hughes Holdings, Inc. (2)	1,224	90,735

Retail — 7.8%
Abercrombie & Fitch Co. (1)(2)	5,111	288,107
Academy Sports & Outdoors, Inc. (1)	6,566	310,375
American Eagle Outfitters, Inc.	27,600	458,436
Asbury Automotive Group, Inc. (2)	1,928	443,575
AutoNation, Inc. (1)(2)	3,299	499,469
AutoZone, Inc. (1)(2)	77	195,579
Beacon Roofing Supply, Inc. (2)	6,698	516,885
Best Buy Co., Inc.	4,321	300,180
BJ’s Wholesale Club Holdings, Inc. (2)	2,231	159,226
CarMax, Inc. (1)(2)	4,118	291,266
Casey’s General Stores, Inc.	52	14,119
Dick’s Sporting Goods, Inc. (1)	3,048	330,952
Dillard’s, Inc. - Class B (1)	1,221	403,919
Domino’s Pizza, Inc.	635	240,532
FirstCash Holdings, Inc.	1,165	116,943
GMS, Inc. (2)	5,916	378,446
Group 1 Automotive, Inc. (1)	887	238,346
Kohl’s Corp.	6,769	141,878
Lithia Motors, Inc. - Class B (1)	2,022	597,157
Lowe’s Companies, Inc.	1,592	330,881
Macy’s, Inc. (1)	14,385	167,010
McDonald’s Corp.	191	50,317
MSC Industrial Direct Co., Inc. - Class A	6,199	608,432
Murphy USA, Inc. (1)	1,553	530,707
Nordstrom, Inc. (1)	26,772	399,974
Ollie’s Bargain Outlet Holdings, Inc. (1)(2)	1,403	108,283
O’Reilly Automotive, Inc. (2)	2	1,818
Penske Automotive Group, Inc. (1)	669	111,763
Restaurant Brands International, Inc. (1)	2,778	185,070
RH (2)	386	102,043
The Gap, Inc. (1)	54,674	581,185

	Shares	Value
Common Stocks — 99.8% (Continued)
Retail — 7.8% (Continued)
The Home Depot, Inc.	992	$299,743
The TJX Companies, Inc.	1,094	97,235
The Wendy’s Co.	13,105	267,473
Ulta Beauty, Inc. (2)	681	272,025
Williams-Sonoma, Inc. (1)	2,813	437,140
Yum! Brands, Inc.	1,047	130,812
		10,607,301
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	73	828
Pacific Premier Bancorp, Inc.	9,507	206,872
		207,700
Semiconductors — 1.6%
Applied Materials, Inc.	2,272	314,559
Broadcom, Inc.	3	2,492
Diodes, Inc. (2)	4,750	374,490
IPG Photonics Corp. (2)	2,685	272,635
KLA Corp.	414	189,885
Lam Research Corp.	378	236,919
Microchip Technology, Inc.	3,226	251,789
NXP Semiconductors NV	177	35,386
ON Semiconductor Corp. (1)(2)	13	1,208
Qorvo, Inc. (2)	90	8,592
QUALCOMM, Inc.	546	60,639
Skyworks Solutions, Inc.	4,071	401,360
Teradyne, Inc. (1)	50	5,023
Texas Instruments, Inc.	20	3,180
		2,158,157
Software — 1.2%
Broadridge Financial Solutions, Inc.	126	22,560
Concentrix Corp.	6,560	525,522
Dropbox, Inc. - Class A (2)	3,370	91,765
Electronic Arts, Inc.	2,087	251,275
Paychex, Inc.	1,027	118,444
Salesforce, Inc. (2)	931	188,788
SS&C Technologies Holdings, Inc.	6,718	352,964
Teradata Corp. (2)	107	4,817
Verra Mobility Corp. (2)	1,229	22,982
		1,579,117
Telecommunications — 1.4%
AT&T, Inc.	26,609	399,667
Cisco Systems, Inc.	6,354	341,591
Extreme Networks, Inc. (2)	795	19,247
Juniper Networks, Inc.	11,767	327,005

Gotham 1000 Value ETF

23

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)
Telecommunications — 1.4% (Continued)
T-Mobile US, Inc.	3,272	$458,244
Verizon Communications, Inc.	17,383	563,383
		2,109,137
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	946	62,569
Mattel, Inc. (2)	613	13,504
		76,073
Transportation — 3.8%
C.H. Robinson Worldwide, Inc.	7,046	606,872
Canadian National Railway Co.	1,527	165,420
CSX Corp.	9,805	301,504
Expeditors International of Washington, Inc.	5,074	581,633
FedEx Corp.	793	210,081
Forward Air Corp.	4,057	278,878
Hub Group, Inc. - Class A (2)	6,226	488,990
Knight-Swift Transportation Holdings, Inc.	1,837	92,125
Landstar System, Inc.	2,921	516,842
Matson, Inc.	5,981	530,634
Norfolk Southern Corp.	1,045	205,792
TFI International, Inc.	4,216	541,377
Union Pacific Corp.	890	181,231
United Parcel Service, Inc. - Class B	1,915	298,491
XPO, Inc. (1)(2)	3,006	224,428
		5,224,298
Total Common Stocks
(Cost $132,848,846)		136,069,247

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 5.261% (3)	209,917	209,917

Total Short-Term Investments
(Cost $209,917)		209,917

	Shares	Value
Investments Purchased with Collateral from Securities Lending — 17.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.580% (3)	23,745,850	$23,745,850
Total Investments Purchased with Collateral from Securities Lending
(Cost $23,745,850)		23,745,850

Total Investments in Securities — 117.4%
(Cost $156,804,613)		160,025,014
Liabilities in Excess of Other Assets — (17.4)%		(23,672,013)
Total Net Assets — 100.0%		$136,353,001

SVSSubordinate Voting Shares

(1)This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a value of $23,045,287 or 16.9% of net assets as of September 30, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of September 30, 2023.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

Gotham ETFs

24

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2023

	Gotham Enhanced 500 ETF		Gotham 1000 Value ETF

Assets:
Investments in securities, at value (Cost $294,224,462 and $156,804,613, respectively) (Note 2)	$299,879,908	(1)	$160,025,014	(2)
Cash	182		223,747
Receivables:
Investment securities sold	3,468,059		3,181,538
Dividends and interest receivable	247,342		146,863
Securities lending income, net (Note 5)	1,473		6,824
Total assets	303,596,964		163,583,986

Liabilities:
Collateral received for securities loaned (Note 5)	6,470,612		23,745,850
Payables:
Investment securities purchased	3,512,053		1,410,822
Fund shares redeemed	—		2,016,640
Management fees (Note 4)	124,124		57,673
Total liabilities	10,106,789		27,230,985
Net Assets	$293,490,175		$136,353,001

Components of Net Assets:
Paid-in capital	$308,481,806		$134,158,742
Total distributable (accumulated) earnings (losses)	(14,991,631)		2,194,259
Net assets	$293,490,175		$136,353,001

Net Asset Value (unlimited shares authorized):
Net assets	$293,490,175		$136,353,001
Shares of beneficial interest issued and outstanding	12,375,000		6,800,000
Net asset value	$23.72		$20.05

(1)Includes loaned securities with a value of $6,314,257.

(2)Includes loaned securities with a value of $23,045,287.

Gotham ETFs

25

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF

Investment Income:
Dividend income (net of witholding tax of $2,348 and $39,915, respectively	$5,197,016	$2,474,229
Securities lending income, net (Note 5)	27,135	66,510
Interest income	17,336	6,832
Total investment income	5,241,487	2,547,571

Expenses:
Management fees (Note 4)	1,876,747	725,146
Total expenses	1,876,747	725,146
Less: Management fee waiver (Note 4)	(433,095)	(167,341)
Net expenses	1,443,652	557,805
Net investment income (loss)	3,797,835	1,989,766

Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	1,696,811	2,212,161
Foreign currency transactions	—	(54)
Change in net unrealized appreciation/depreciation on:
Investments	49,766,835	6,866,544
Net realized and unrealized gain (loss) on investments	51,463,646	9,078,651
Net increase (decrease) in net assets resulting from operations	$55,261,481	$11,068,417

STATEMENTS OF OPERATIONS For the Year Ended September 30, 2023

Gotham Enhanced 500 ETF

26

The accompanying notes are an integral part of these financial statements.

	Year Ended September 30, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,797,835	$2,778,084
Net realized gain (loss)	1,696,811	(9,445,576)
Change in net unrealized appreciation/depreciation	49,766,835	(44,142,309)
Net increase (decrease) in net assets resulting from operations	55,261,481	(50,809,801)

Distributions to Shareholders:
Net distributions to shareholders	(3,481,219)	(616,760)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(20,553,987)	225,891,940
Total increase (decrease) in net assets	31,226,275	174,465,379

Net Assets:
Beginning of year	262,263,900	87,798,521
End of year	$293,490,175	$262,263,900

(1)Summary of share transactions is as follows:

	Year Ended September 30, 2023		Year Ended September 30, 2022
	Shares	Value	Shares	Value
Shares sold	1,400,000	$33,201,310	9,525,000	$225,891,940
Shares redeemed	(2,350,000)	(53,755,310)	—	—
Variable fees		13		—
Net increase (decrease)	(950,000)	$(20,553,987)	9,525,000	$225,891,940

STATEMENTS OF CHANGES IN NET ASSETS

Gotham 1000 Value ETF

27

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,989,766	$147,651
Net realized gain (loss)	2,212,107	(316,005)
Change in net unrealized appreciation/depreciation	6,866,544	(3,646,140)
Net increase (decrease) in net assets resulting from operations	11,068,417	(3,814,494)

Distributions to Shareholders:
Net distributions to shareholders	(432,542)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	92,348,935	37,182,685
Total increase (decrease) in net assets	102,984,810	33,368,191

Net Assets:
Beginning of year/period	33,368,191	—
End of year/period	$136,353,001	$33,368,191

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Summary of share transactions is as follows:

	Year Ended September 30, 2023		Period Ended September 30, 2022 (1)
	Shares	Value	Shares	Value
Shares sold	5,750,000	$111,175,695	2,000,000	$37,182,555
Shares redeemed	(950,000)	(18,826,760)	—	—
Variable fees	—	—	—	130
Net increase (decrease)	4,800,000	$92,348,935	2,000,000	$37,182,685

Gotham Enhanced 500 ETF

28

The accompanying notes are an integral part of these financial statements.

	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021(1)

Net asset value, beginning of year/period	$19.68	$23.10	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.30	0.28	0.19
Net realized and unrealized gain (loss) on investments(3)	4.00	(3.64)	2.91
Total from investment operations	4.30	(3.36)	3.10

Less Distributions:
From net investment income	(0.26)	(0.06)	—
Total distributions	(0.26)	(0.06)	—

Net asset value, end of year/period	$23.72	$19.68	$23.10
Total Return(5)	22.01%	(14.62)%	15.53	%(4)

Rations/ Supplemental Data:
Net assets, end of period/year (millions)	$293.5	$262.3	$87.8
Portfolio turnover rate(6)	134%	59%	36%	(4)
Ratio of expenses to average net assets
Before management fees waived	0.65%	0.65%	0.65%	(7)
After management fees waived	0.50%	0.50%	0.50%	(7)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.17%	1.05%	0.92%	(7)
After management fees waived	1.32%	1.20%	1.07%	(7)

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

FINANCIAL HIGHLIGHTS

Gotham 1000 Value ETF

29

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value, beginning of year/period	$16.68	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.35	0.13
Net realized and unrealized gain (loss) on investments(3)	3.20	(3.45)
Total from investment operations	3.55	(3.32)

Less Distributions:
From net investment income	(0.18)	—
Total distributions	(0.18)	—

Net asset value, end of year/period	$20.05	$16.68
Total Return(5)	21.37%	(16.58	)%(4)

Rations/ Supplemental Data:
Net assets, end of period (millions)	$136.4	$33.4
Portfolio turnover rate(6)	155%	52	%(4)
Ratio of expenses to average net assets
Before management fees waived	0.65%	0.65	%(7)
After management fees waived	0.50%	0.50	%(7)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.63%	2.07	%(7)
After management fees waived	1.78%	2.22	%(7)

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

Gotham ETFs

30

Note 1 – Organizational

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Gotham Enhanced 500 ETF commenced operations on December 28, 2020 and the Gotham 1000 Value ETF commenced operations on June 7, 2022.

The investment objective of each Fund is to seek long-term capital appreciation.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NOTES TO FINANCIAL STATEMENTS September 30, 2023

Gotham ETFs

31

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2023:

Gotham Enhanced 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$292,956,452	$—	$—	$292,956,452
Short-Term Investments	—	452,844	—	—	452,844
Investments Purchased With Collateral From Securities Lending (2)	6,470,612	—	—	—	6,470,612
Total Investments in Securities	$6,470,612	$293,409,296	$—	$—	$299,879,908

Gotham 1000 Value ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$136,069,247	$—	$—	$136,069,247
Short-Term Investments	—	209,917	—	—	209,917
Investments Purchased With Collateral From Securities Lending (2)	23,745,850	—	—	—	23,745,850
Total Investments in Securities	$23,745,850	$136,279,164	$—	$—	$160,025,014

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Gotham ETFs

32

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

As of September 30, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the shares of a Fund (“Shares”) on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Gotham ETFs

33

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

•In December 2022, the FASB issued an Accounting Standards Update, ASU 2022- 06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. The Funds are currently evaluating the impact, if any, of applying ASU 2022-06.

K.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the period year September 30, 2023, the following table shows the reclassifications made.

	Paid-In Capital	Total Distributable (Accumulated) Earnings (Losses)
Gotham Enhanced 500 ETF	$15,513,368	$(15,513,368)
Gotham 1000 Value ETF	$4,627,122	$(4,627,122)

During the year ended September 30, 2023, the Gotham Enhanced 500 ETF realized $15,513,368, and the Gotham 1000 Value ETF realized $4,627,122, in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

L.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee information in Investment Company Advertisements. The rule and form amendments will, among other things, require the funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Note 3 – Principal Investment Risks

A.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio may underperform in

Gotham ETFs

34

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

B.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

C.Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Funds’ performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

D.Database Error Risk. The investment strategies used by the Sub-Adviser, rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

E.Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

F.High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

G.Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

H.Mid-Capitalization Investing Risk (Gotham 1000 Value ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

I.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

J.Exchanged Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”).In addition, there may be a limited number of market

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35

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

Note 4 – Commitments and Other Related Party Transactions

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser provides oversight of the Sub-Adviser (defined below) and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%

The Adviser has contractually agreed to a reduced unitary Management Fee for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF to 0.50% until at least January 31, 2025 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the year ended September 30, 2023 are disclosed in the Statements of Operations.

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).The Management Fees incurred are paid monthly to the Adviser.

The Sub-Adviser serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the each Fund’s Management Fee.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent for each of the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither of the affiliated trustee or the Trust’s officers receive compensation from the Funds.

Note 5 – Securities Lending

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of September 30, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$6,314,257	$6,470,612	2.2%
Gotham 1000 Value ETF	23,045,287	23,745,850	16.9%

As of September 30, 2023, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended September 30, 2023, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

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37

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

Note 6 – Purchase and Sales of Securities

For the year ended September 30, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$388,866,718	$386,027,800
Gotham 1000 Value ETF	174,012,916	169,837,471

For the year ended September 30, 2023, there were no purchases or sales of long-term U.S. government securities.

For the year ended September 30, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$30,486,400	$53,444,974
Gotham 1000 Value ETF	108,052,852	18,405,573

Note 7 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the year ended September 30, 2023 and the periods ended September 30, 2022 were as follows:

Fund	Distributions paid from:	September 30, 2023	September 30, 2022
Gotham Enhanced 500 ETF	Ordinary income	$3,481,219	$614,820
Gotham Enhanced 500 ETF	Capital Gains	—	1,940
Gotham 1000 Value ETF	Ordinary income	429,999	—
Gotham 1000 Value ETF	Capital Gains	2,543	—

As of September 30, 2023, the components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF
Cost of investments (1)	$303,105,121	$158,690,930
Gross tax unrealized appreciation	21,788,093	10,504,612
Gross tax unrealized depreciation	(25,013,306)	(9,170,524)
Net tax unrealized appreciation (depreciation)	(3,225,213)	1,334,088
Undistributed ordinary income (loss)	2,759,253	1,827,933
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	2,759,253	1,827,933
Other accumulated gain (loss)	(14,525,671)	(967,762)
Total accumulated gain (loss)	(14,991,631)	2,194,259

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of September 30, 2023, the Funds have not elected to defer any post-October or late year losses. As of September 30, 2023, the Gotham Enhanced 500 ETF had short-term and long-term capital loss carryovers of $(8,693,476) and $(5,832,195), and the Gotham 1000 Value ETF had short-term and long-term capital loss carryovers of $(967,762) and $-, respectively, which do not expire.

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NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

Note 8 – Share Transactions

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Note 9 – Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Note 10 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

Gotham ETFs

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Gotham Enhanced 500 ETF and
Gotham 1000 Value ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Gotham Enhanced 500 ETF and Gotham 1000 Value ETF (collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of September 30, 2023, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Gotham Enhanced 500 ETF	For the year ended September 30, 2023	For each of the two years ended September 30, 2023	For each of the two years ended September 30, 2023 and for the period December 28, 2020 (commencement of operations) to September 30, 2021
Gotham 1000 Value ETF	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period June 7, 2022 (commencement of operations) to September 30, 2022	For the year ended September 30, 2023 and for the period June 7, 2022 (commencement of operations) to September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 29, 2023

Gotham ETFs

40

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2023 to September 30, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Gotham Enhanced 500 ETF

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During the Period April 1, 2023 – September 30, 2023(1)
Actual	$1,000.00	$1,056.40	$2.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

Gotham 1000 Value ETF

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During the Period April 1, 2023 – September 30, 2023(1)
Actual	$1,000.00	$1,058.60	$2.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Six-Months Ended September 30, 2023 (Unaudited)

Gotham ETFs

41

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	42	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	42	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	42	None
Interested Trustee and Executive Officer
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, and Chairman, since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	42

Trustee, Tidal Trust II (32 series) (since 2022);

Independent Director,

Muzinich BDC, Inc.

(since 2019); Trustee,

Professionally

Managed Portfolios

(27 series) (since

2011); Interested

Trustee, Direxion

Funds, Direxion

Shares ETF Trust,

and Direxion

Insurance Trust

(2014–2018).

Gotham ETFs

42

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).	Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

(3)The Trust, as of the date of this shareholder report, offers for sale to the public 36 of the 42 funds registered with the SEC.

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43

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 19, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gotham Enhanced 500 ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the daytoday activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser. The Board also noted that, during the review period, the Fund changed its principal investment strategy to reflect that the Fund is rebalanced daily by the Sub-Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 TR Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large blend funds) (the “Morningstar Peer Group”). The Board noted that the Fund slightly underperformed the S&P 500 TR Index for the year-to-date, one-year and since inception periods ended June 30, 2023. The Board also noted that the Fund had outperformed the Morningstar Peer Group average over the year-to-date and one-year periods ended July 31, 2023.

Gotham ETFs

44

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.50% of the Fund’s average daily net assets through at least January 31, 2024. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.65% was above the Morningstar Peer Group average of 0.52% and that the Fund’s net expense ratio of 0.50% was below the Morningstar Peer Group average of 0.52%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on September 19, 2023, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Gotham. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Gotham ETFs

45

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Gotham’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Gotham involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Gotham, including information regarding Gotham’s compliance program, its compliance personnel and compliance record, as well as Gotham’s cybersecurity program and business continuity plan. The Board noted that Gotham manages the Gotham Enhanced S&P 500 Index Fund, an open-end mutual fund that utilizes a strategy similar to the strategy employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Gotham is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Gotham had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Gotham Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Gotham’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Gotham is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 TR Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large blend funds) (the “Morningstar Peer Group”). The Board noted that the Fund slightly underperformed the S&P 500 TR Index for the year-to-date, one-year and since inception periods ended June 30, 2023. The Board also noted that the Fund had outperformed the Morningstar Peer Group average over the year-to-date and one-year periods ended July 31, 2023.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Gotham has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Gotham’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Gotham under the Gotham Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Gotham Sub-Advisory Agreement were reasonable in light of the services performed by Gotham. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Gotham. Consequently, the Board did not consider the cost of services provided by Gotham or profitability from its relationship with the Fund to be material factors for consideration given that Gotham is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Gotham were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Gotham by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Gotham.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Gotham are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Gotham from its association with the Fund. The Board concluded that the benefits Gotham may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Gotham ETFs

46

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Gotham Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Gotham provides to the Fund; and (c) the approval of the renewal of the Gotham Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Gotham ETFs

47

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham 500 Enhanced ETF and Gotham 1000 Value ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Funds shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because the Funds qualify as In-Kind ETFs (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Gotham ETFs

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QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gotham Enhanced 500 ETF	100%
Gotham 1000 Value ETF	74.84%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2023 was as follows:

Gotham Enhanced 500 ETF	100%
Gotham 1000 Value ETF	69.23%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended September 30, 2023 was as follows:

Gotham Enhanced 500 ETF	0%
Gotham 1000 Value ETF	28.13%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Funds’ website at www.GothamETFs.com.Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.GothamETFs.com.The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT are available without charge, upon request, by calling (855) 998-4779.Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.GothamETFs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (855) 998-4779.Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.GothamETFs.com.

ADDITIONAL INFORMATION (Unaudited)

Investment Adviser

Tidal Investments LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser

Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, New York 10022

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, WI 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835
Gotham 1000 Value ETF	GVLU	886364520

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Gotham Enhanced 500 ETF

	FYE 09/30/2023	FYE 09/30/2022
Audit Fees	$13,125	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,500
All Other Fees	N/A	N/A

2

Gotham 1000 Value ETF

	FYE 09/30/2023	FYE 09/30/2022
Audit Fees	$13,125	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 09/30/2023	FYE 09/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2023	FYE 09/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 5, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 5, 2023

* Print the name and title of each signing officer under his or her signature.

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